Share Capital - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 24, 2024 USD ($) shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 12, 2025 shares $ / shares	Dec. 31, 2024 $ / shares shares	Jun. 28, 2024 shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		205,532,283	171,034,256	205,532,283		171,034,256
Number of shares outstanding (in shares)		205,532,283	171,034,256	205,532,283		171,034,256
Exercise of options (in shares)		4,073,763	2,779,903
Fair value of the issued and contingently issuable shares | $	$ 180.9
Maximum number of common shares reserved, limit		10.00%
Maximum number of common shares, limit issued common shares		5.00%
Share price (in CAD and USD per share) | (per share)		$ 16.44	$ 3.42	$ 22.51		$ 4.92
Soto Norte
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		1,739,130		1,739,130	1,739,130
Percentage of voting equity interests acquired		49.00%		49.00%	49.00%
Share price (in CAD and USD per share) | $ / shares					$ 11.50
Share Capital - common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		205,532,283	171,034,256	205,532,283		171,034,256		137,569,590
Exercise of options (in shares)		4,073,763	2,779,903
Soto Norte
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	15,750,000						15,750,000
Common shares issuable (in shares)							6,000,000
Soto Norte | Share Capital - common shares
Disclosure of classes of share capital [line items]
Issued capital, ordinary shares | $	$ 152.0
Soto Norte | Contingently Issuable Shares
Disclosure of classes of share capital [line items]
Common shares issuable (in shares)	6,000,000
Contingently issuable common shares | $	$ 28.9
Stock options
Disclosure of classes of share capital [line items]
Exercise of options (in shares)		4,073,763	2,779,903
Warrants
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)		28,685,134	11,524,237
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Exercise of warrants (in shares)		363,523	489,098
Units, unvested PSUs recognized in the period (in shares)		867,178	1,035,489
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares		$ 5.68	$ 4.00